Property, plant and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cost	$ 112,879	$ 117,411
Accumulated depreciation	54,745	50,062
Net book value	58,134	67,349
Land and buildings [Member]
Cost	3,015
Accumulated depreciation	0
Net book value	3,015
Computer equipment and software [Member]
Cost	9,277	9,652
Accumulated depreciation	7,063	6,174
Net book value	2,214	3,478
Furniture and fixtures [Member]
Cost	6,194	6,608
Accumulated depreciation	1,798	1,692
Net book value	4,396	4,916
Machinery and equipment [Member]
Cost	81,933	86,067
Accumulated depreciation	36,135	32,099
Net book value	45,798	53,968
Leasehold improvements [Member]
Cost	12,460	15,084
Accumulated depreciation	9,749	10,097
Net book value	$ 2,711	$ 4,987